NOTES AND ACCOUNTS RECEIVABLE, NET - Aging Analysis of Notes and Accounts Receivable, Net (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,576,078.1		$ 2,942,675.9
Notes and accounts receivable	279,051.6	$ 8,895.5	270,683.2
Cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	263,767.0		255,669.6
Cost | Trade receivables | Past due within 30 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,762.4		15,464.1
Cost | Trade receivables | Past due over 31 days
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8		2.5
Less: Loss allowance | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (478.6)		$ (453.0)	$ (531.5)	$ (331.6)